Schedule of Investments (unaudited) June 30, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.2%
Erste Group Bank AG	61,377	$2,281,410
OMV AG	29,065	1,418,302
voestalpine AG	24,158	747,478

		4,447,190

Belgium — 1.8%
Ageas	38,726	2,015,865
Anheuser-Busch InBev SA/NV	204,014	18,084,663
Groupe Bruxelles Lambert SA	16,048	1,576,807
KBC Group NV	69,863	4,585,839
Proximus SADP	32,165	949,437
Solvay SA(a)	15,172	1,574,015
UCB SA	26,229	2,178,091
Umicore SA	42,386	1,361,191

		32,325,908

Denmark — 2.6%
AP Moller - Maersk A/S, Class A	717	833,619
AP Moller - Maersk A/S, Class B, NVS	1,279	1,588,895
Carlsberg A/S, Class B	21,533	2,859,020
Chr Hansen Holding A/S	19,988	1,879,860
Coloplast A/S, Class B	24,003	2,716,727
Danske Bank A/S	136,684	2,163,711
DSV A/S	37,939	3,731,382
Genmab A/S(b)	12,485	2,299,267
ISS A/S	33,046	998,842
Novo Nordisk A/S, Class B	350,553	17,891,361
Novozymes A/S, Class B	43,359	2,025,052
Orsted A/S(c)	34,153	2,957,773
Pandora A/S	20,543	731,887
Vestas Wind Systems A/S	40,591	3,511,611

		46,189,007

Finland — 1.9%
Elisa OYJ	30,671	1,498,767
Fortum OYJ	89,028	1,970,420
Kone OYJ, Class B	82,756	4,891,189
Metso OYJ	26,214	1,031,404
Neste OYJ	78,613	2,671,412
Nokia OYJ	1,153,371	5,734,564
Nokian Renkaat OYJ(b)	25,501	797,453
Nordea Bank Abp	653,902	4,751,576
Sampo OYJ, Class A	99,733	4,713,403
Stora Enso OYJ, Class R	114,032	1,342,100
UPM-Kymmene OYJ	108,982	2,900,421
Wartsila OYJ Abp	93,717	1,361,277

		33,663,986

France — 17.2%
Accor SA	37,786	1,624,409
Aeroports de Paris	6,830	1,207,147
Air Liquide SA	87,823	12,306,584
Airbus SE	117,078	16,623,394
Alstom SA	32,706	1,519,621
Arkema SA	14,935	1,390,913
Atos SE	19,272	1,613,541
AXA SA	402,702	10,593,595
BNP Paribas SA	234,794	11,167,272
Bouygues SA	46,791	1,735,512
Capgemini SE	32,606	4,060,354
Carrefour SA(a)	114,667	2,217,296

Security	Shares	Value

France (continued)
Cie. de Saint-Gobain	112,035	$4,372,993
Cie. Generale des Etablissements Michelin SCA	36,897	4,687,143
Credit Agricole SA	251,146	3,015,925
Danone SA	132,107	11,208,041
Dassault Systemes SE	27,645	4,416,944
Edenred	49,046	2,505,593
Eiffage SA	15,141	1,499,070
Electricite de France SA	98,623	1,244,978
Engie SA	375,821	5,709,321
EssilorLuxottica SA	53,323	6,968,108
Gecina SA	11,293	1,692,438
Hermes International	7,359	5,314,870
Kering SA	15,251	9,033,016
Klepierre SA	40,406	1,356,504
Legrand SA	54,241	3,971,790
L’Oreal SA	50,230	14,329,087
LVMH Moet Hennessy Louis Vuitton SE	55,012	23,449,030
Orange SA	440,042	6,948,029
Pernod Ricard SA	42,440	7,831,988
Peugeot SA	113,484	2,800,536
Publicis Groupe SA	44,842	2,370,999
Renault SA	42,359	2,667,104
Safran SA	67,039	9,836,930
Sanofi	234,320	20,256,106
Schneider Electric SE	109,640	9,958,680
SCOR SE	32,079	1,408,658
SES SA	78,415	1,227,862
Societe Generale SA	155,270	3,928,975
Sodexo SA(a)	17,915	2,097,285
STMicroelectronics NV	38,012	675,294
STMicroelectronics NV New	99,262	1,763,418
Suez	86,813	1,254,567
Teleperformance	11,800	2,367,748
Thales SA	21,556	2,667,138
TOTAL SA	517,049	29,013,889
Ubisoft Entertainment SA(b)	14,120	1,106,938
Unibail-Rodamco-Westfield	28,332	4,250,847
Valeo SA(a)	48,846	1,590,899
Veolia Environnement SA	115,225	2,810,696
Vinci SA	104,907	10,759,300
Vivendi SA	156,965	4,327,581

		304,755,956

Germany — 12.8%
adidas AG	35,710	11,040,972
Allianz SE, Registered	86,424	20,864,974
BASF SE	186,534	13,578,206
Bayer AG, Registered	191,106	13,262,469
Bayerische Motoren Werke AG	65,284	4,839,145
Beiersdorf AG	20,094	2,415,307
Brenntag AG	31,612	1,559,150
Commerzbank AG	215,932	1,553,864
Continental AG	22,077	3,223,617
Covestro AG(c)	34,703	1,766,930
Daimler AG, Registered	203,643	11,346,135
Deutsche Bank AG, Registered	389,511	3,007,440
Deutsche Boerse AG	38,853	5,504,179
Deutsche Lufthansa AG, Registered	48,467	831,777
Deutsche Post AG, Registered	199,102	6,552,712
Deutsche Telekom AG, Registered	663,052	11,486,336
Deutsche Wohnen SE	72,693	2,671,402

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
E.ON SE	450,373	$4,898,564
Fresenius Medical Care AG & Co. KGaA	43,410	3,413,015
Fresenius SE & Co. KGaA	83,923	4,556,851
GEA Group AG	33,712	959,781
Hannover Rueck SE	12,279	1,988,430
HeidelbergCement AG	29,938	2,426,087
Infineon Technologies AG	231,177	4,093,762
K+S AG, Registered(a)	39,249	732,133
LANXESS AG	18,760	1,116,477
LEG Immobilien AG	12,901	1,457,413
Merck KGaA	26,420	2,766,810
MTU Aero Engines AG	10,625	2,534,899
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	29,392	7,387,187
OSRAM Licht AG(a)	19,906	656,493
ProSiebenSat.1 Media SE	47,689	750,269
QIAGEN NV(b)	47,226	1,919,443
RWE AG	110,851	2,735,559
SAP SE	221,007	30,393,222
Siemens AG, Registered	173,378	20,652,531
Symrise AG	25,984	2,504,548
thyssenkrupp AG	82,822	1,209,625
TUI AG(a)	91,230	896,822
United Internet AG, Registered(d)	25,701	847,610
Volkswagen AG	6,720	1,156,711
Vonovia SE(a)	108,641	5,196,257
Wirecard AG(a)	23,525	3,966,301

		226,721,415

Ireland — 0.9%
Bank of Ireland Group PLC	189,868	993,755
CRH PLC	166,879	5,452,301
Flutter Entertainment PLC	16,426	1,237,211
Irish Bank Resolution Corp. Ltd.(b)(e)	211,770	3
Kerry Group PLC, Class A	30,991	3,705,719
Kingspan Group PLC	31,323	1,703,630
Ryanair Holdings PLC, ADR(a)(b)	19,675	1,261,955
Smurfit Kappa Group PLC	48,344	1,464,991

		15,819,565

Italy — 3.4%
Assicurazioni Generali SpA	252,625	4,764,137
Atlantia SpA	96,327	2,513,163
CNH Industrial NV	202,549	2,080,118
Enel SpA	1,574,634	11,010,210
Eni SpA	519,753	8,645,217
Ferrari NV	25,494	4,145,852
Fiat Chrysler Automobiles NV	225,465	3,149,414
Intesa Sanpaolo SpA	3,232,824	6,928,661
Leonardo SpA	80,980	1,027,793
Mediobanca Banca di Credito Finanziario SpA	127,969	1,321,199
Moncler SpA	35,030	1,499,946
Prysmian SpA	54,866	1,134,038
Snam SpA	445,516	2,217,643
Telecom Italia SpA/Milano(b)	2,384,664	1,304,058
Tenaris SA	96,080	1,259,378
Terna Rete Elettrica Nazionale SpA	286,461	1,826,843
UniCredit SpA	433,744	5,347,479

		60,175,149

Netherlands — 5.7%
ABN AMRO Bank NV, CVA(c)	84,461	1,809,706

Security	Shares	Value

Netherlands (continued)
Adyen NV(b)(c)	4,705	$3,635,977
Aegon NV	286,401	1,427,900
Akzo Nobel NV	46,591	4,384,701
ArcelorMittal	129,990	2,329,442
ASML Holding NV	86,853	18,173,399
EXOR NV	19,796	1,388,691
Heineken Holding NV	24,169	2,540,434
Heineken NV	48,353	5,404,022
ING Groep NV	790,597	9,179,787
Koninklijke Ahold Delhaize NV	242,570	5,463,451
Koninklijke DSM NV	37,139	4,597,348
Koninklijke KPN NV	860,831	2,646,850
Koninklijke Philips NV	189,749	8,251,253
NN Group NV	61,499	2,479,242
Randstad NV	25,496	1,402,384
Unilever NV, CVA	349,506	21,317,821
Wolters Kluwer NV	57,159	4,167,234

		100,599,642

Norway — 1.0%
DNB ASA	189,536	3,527,937
Equinor ASA	221,164	4,369,559
Mowi ASA(b)	89,487	2,093,371
Norsk Hydro ASA	270,686	968,317
Orkla ASA	170,440	1,512,881
Telenor ASA	134,989	2,867,272
Yara International ASA	35,755	1,735,319

		17,074,656

Portugal — 0.2%
EDP - Energias de Portugal SA	490,175	1,865,543
Galp Energia SGPS SA	92,466	1,424,187

		3,289,730

Spain — 4.7%
ACS Actividades de Construccion y Servicios SA	55,138	2,204,598
Aena SME SA(c)	15,060	2,989,303
Amadeus IT Group SA	89,895	7,131,266
Banco Bilbao Vizcaya Argentaria SA	1,366,346	7,650,829
Banco de Sabadell SA	1,147,032	1,189,985
Banco Santander SA	3,304,587	15,356,003
Bankia SA	246,036	582,226
CaixaBank SA	732,227	2,099,661
Cellnex Telecom SA(c)	41,681	1,544,555
Enagas SA	46,564	1,244,546
Endesa SA	65,078	1,675,646
Ferrovial SA	96,103	2,463,542
Grifols SA	60,169	1,781,533
Iberdrola SA	1,254,620	12,524,526
Industria de Diseno Textil SA	216,908	6,533,545
International Consolidated Airlines Group SA	165,967	1,007,338
Naturgy Energy Group SA	73,621	2,031,434
Red Electrica Corp. SA	88,794	1,851,988
Repsol SA	258,709	4,061,308
Telefonica SA	935,961	7,696,667

		83,620,499

Sweden — 3.7%
Alfa Laval AB	61,619	1,345,521
Assa Abloy AB, Class B	203,044	4,593,449
Atlas Copco AB, Class A	132,488	4,238,154
Boliden AB	55,645	1,424,081
Electrolux AB, Series B	52,829	1,351,159

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A	129,340	$1,347,739
Epiroc AB, Class B	74,382	737,390
Essity AB, Class B	124,101	3,817,381
Hennes & Mauritz AB, Class B	167,514	2,985,505
Hexagon AB, Class B	55,650	3,092,533
Industrivarden AB, Class A	31,379	716,311
Industrivarden AB, Class C	34,233	759,323
Investor AB, Class B	93,716	4,505,907
Kinnevik AB, Class B	49,554	1,289,829
Sandvik AB	226,424	4,163,300
Securitas AB, Class B	65,521	1,150,371
Skandinaviska Enskilda Banken AB, Class A	328,888	3,045,640
Skanska AB, Class B	76,324	1,379,528
SKF AB, Class B	77,387	1,424,180
Svenska Cellulosa AB SCA, Class B	123,100	1,070,700
Svenska Handelsbanken AB, Class A	306,629	3,036,480
Swedbank AB, Class A	190,234	2,859,189
Swedish Match AB	34,626	1,462,934
Tele2 AB, Class B	102,114	1,491,286
Telefonaktiebolaget LM Ericsson, Class B	573,655	5,447,070
Telia Co. AB	533,704	2,372,222
Volvo AB, Class B	336,181	5,338,996

		66,446,178

Switzerland — 15.3%
ABB Ltd., Registered	395,170	7,939,877
Adecco Group AG, Registered	34,123	2,052,980
Alcon Inc.(b)	99,783	6,169,148
Baloise Holding AG, Registered	10,045	1,780,283
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	218	1,588,605
Chocoladefabriken Lindt & Spruengli AG, Registered	22	1,791,590
Cie. Financiere Richemont SA, Registered	106,877	9,080,708
Clariant AG, Registered	58,474	1,190,171
Credit Suisse Group AG, Registered	497,236	5,969,382
Geberit AG, Registered	7,581	3,545,575
Givaudan SA, Registered	1,622	4,584,853
Julius Baer Group Ltd.	45,725	2,038,163
Kuehne + Nagel International AG, Registered	10,438	1,551,247
LafargeHolcim Ltd., Registered(a)	98,119	4,797,264
Logitech International SA, Registered	33,762	1,350,826
Lonza Group AG, Registered	15,251	5,152,492
Nestle SA, Registered	625,827	64,867,771
Novartis AG, Registered	521,489	47,709,558
Partners Group Holding AG	3,815	3,001,133
Roche Holding AG, NVS	143,924	40,542,284
Roche Holding AG Bearer	5,252	1,473,792
Schindler Holding AG, Participation Certificates, NVS	8,068	1,798,130
Schindler Holding AG, Registered	4,310	942,453
SGS SA, Registered	1,063	2,711,468
Sika AG, Registered	26,128	4,464,538
Sonova Holding AG, Registered	10,839	2,465,734
Straumann Holding AG, Registered	2,211	1,953,390
Swatch Group AG (The), Bearer	6,161	1,766,153
Swatch Group AG (The), Registered	15,296	829,122
Swiss Life Holding AG, Registered	6,962	3,454,580
Swiss Re AG	62,352	6,346,474
Swisscom AG, Registered	5,186	2,606,829
Temenos AG, Registered	12,759	2,285,497
UBS Group AG, Registered	784,400	9,332,349
Vifor Pharma AG	9,061	1,310,825

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	30,737	$10,715,391

		271,160,635

United Kingdom — 27.0%
3i Group PLC	198,608	2,814,577
Anglo American PLC	288,105	8,229,937
Antofagasta PLC	70,683	836,252
Ashtead Group PLC	102,844	2,950,251
Associated British Foods PLC	72,971	2,287,393
AstraZeneca PLC	267,130	21,887,681
Aviva PLC	809,445	4,290,703
BAE Systems PLC	654,406	4,126,002
Barclays PLC	3,309,503	6,309,584
Barratt Developments PLC	205,457	1,497,264
Berkeley Group Holdings PLC	28,765	1,365,890
BHP Group PLC	432,790	11,098,860
BP PLC	4,136,843	28,883,576
British American Tobacco PLC	467,890	16,369,847
British Land Co. PLC (The)	191,944	1,315,242
BT Group PLC	1,800,050	4,500,749
Bunzl PLC	68,421	1,808,640
Burberry Group PLC	83,950	1,989,420
Carnival PLC	42,047	1,861,725
Centrica PLC	1,163,933	1,300,318
Cobham PLC(b)	504,552	684,204
Compass Group PLC	326,799	7,848,357
Croda International PLC	27,073	1,764,138
DCC PLC	20,877	1,865,225
Diageo PLC	485,052	20,890,304
Direct Line Insurance Group PLC	281,295	1,187,858
DS Smith PLC	279,794	1,290,840
easyJet PLC	53,458	648,519
Experian PLC	189,405	5,746,770
Ferguson PLC(b)	47,683	3,398,425
G4S PLC	317,394	840,211
GlaxoSmithKline PLC	1,009,974	20,265,524
Glencore PLC	2,482,324	8,635,821
GVC Holdings PLC	118,111	979,785
Halma PLC	78,168	2,009,585
Hargreaves Lansdown PLC	53,798	1,313,915
HSBC Holdings PLC	4,193,914	35,062,663
IMI PLC	55,629	734,894
Imperial Brands PLC	197,688	4,646,504
Informa PLC	256,886	2,729,940
InterContinental Hotels Group PLC	38,563	2,538,373
Intertek Group PLC	33,038	2,313,452
ITV PLC	740,929	1,018,419
J Sainsbury PLC	346,626	864,435
Johnson Matthey PLC	40,684	1,723,707
Kingfisher PLC	439,861	1,203,034
Land Securities Group PLC	155,155	1,645,285
Legal & General Group PLC	1,213,959	4,163,791
Lloyds Banking Group PLC	14,645,228	10,547,801
London Stock Exchange Group PLC	64,710	4,518,074
Marks & Spencer Group PLC	400,395	1,073,691
Melrose Industries PLC	981,442	2,258,964
Micro Focus International PLC	73,566	1,932,471
Mondi PLC	75,161	1,712,268
National Grid PLC	754,604	8,026,895
Next PLC	27,493	1,933,567
Ocado Group PLC(b)	117,892	1,750,980

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	159,546	$1,663,826
Persimmon PLC	65,939	1,675,894
Prudential PLC	531,038	11,597,623
Reckitt Benckiser Group PLC	150,389	11,893,603
RELX PLC	412,854	10,033,265
Rentokil Initial PLC	375,756	1,900,943
Rio Tinto PLC	227,506	14,131,338
Rolls-Royce Holdings PLC	386,618	4,135,178
Royal Bank of Scotland Group PLC	927,318	2,594,075
Royal Dutch Shell PLC, Class A	891,875	29,200,177
Royal Dutch Shell PLC, Class B	763,358	25,075,083
RSA Insurance Group PLC	209,918	1,540,994
Sage Group PLC (The)	229,520	2,343,892
Schroders PLC	25,520	990,619
Segro PLC	221,742	2,060,705
Severn Trent PLC	49,129	1,280,542
Smith & Nephew PLC	182,952	3,969,974
Smiths Group PLC	80,412	1,601,627
Spirax-Sarco Engineering PLC	14,255	1,666,374
SSE PLC	210,847	3,010,831
St. James’s Place PLC	108,060	1,510,057
Standard Chartered PLC	564,429	5,130,448
Standard Life Aberdeen PLC	494,823	1,855,277
Tate & Lyle PLC	95,402	896,552
Taylor Wimpey PLC	665,613	1,336,341
Tesco PLC	1,993,970	5,753,025
Travis Perkins PLC	51,186	830,266
Unilever PLC	239,701	14,931,529
United Utilities Group PLC	139,511	1,389,906
Vodafone Group PLC	5,496,203	9,045,958
Weir Group PLC (The)	53,095	1,045,032
Whitbread PLC	36,577	2,154,871
Wm Morrison Supermarkets PLC	481,501	1,234,192
WPP PLC	258,714	3,260,386

		480,233,003

Total Common Stocks — 98.4% (Cost: $1,969,215,978)		1,746,522,519

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	11,394	708,462
Henkel AG & Co. KGaA, Preference Shares, NVS	36,465	3,572,097
Porsche Automobil Holding SE, Preference Shares, NVS	31,370	2,041,279
Volkswagen AG, Preference Shares, NVS	37,511	6,331,594

		12,653,432

Security	Shares	Value

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,232,420	$640,128

Total Preferred Stocks — 0.7% (Cost: $19,146,312)		13,293,560

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 07/11/19)(b)	55,138	86,652
Repsol SA (Expires 07/09/19)(b)	267,611	148,659

		235,311

Total Rights — 0.0% (Cost: $242,219)		235,311

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(f)(g)(h)	11,064,165	11,069,697
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(f)(g)	799,927	799,927

		11,869,624

Total Short-Term Investments — 0.7% (Cost: $11,868,013)		11,869,624

Total Investments in Securities — 99.8% (Cost: $2,000,472,522)		1,771,921,014

Other Assets, Less Liabilities — 0.2%		3,126,178

Net Assets — 100.0%		$1,775,047,192

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,844,870	1,219,295	11,064,165	$11,069,697	$88,090	(a)	$113	$962
BlackRock Cash Funds: Treasury, SL Agency Shares	979,188	(179,261)	799,927	799,927	8,688		—	—

				$11,869,624	$96,778		$113	$962

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	232	09/20/19	$9,157	$221,955
FTSE 100 Index	56	09/20/19	5,252	9,054

				$231,009

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,746,522,516	$—	$3	$1,746,522,519
Preferred Stocks	13,293,560	—	—	13,293,560
Rights	235,311	—	—	235,311
Money Market Funds	11,869,624	—	—	11,869,624

	$1,771,921,011	$—	$3	$1,771,921,014

Derivative financial instruments(a)
Assets
Futures Contracts	$231,009	$—	$—	$231,009

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares